Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [Abstract]
Schedule of property, plant and equipment
	Mining concessions (b)	Mine development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Quarry rehabilitation costs	Capitalized interests	Work in progress and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost

As of January 1, 2020	76,135	51,705	251,655	684,338	1,667,042	32,839	123,568	50,951	1,515	64,904	47,449	3,052,101
Additions	19	2,316	-	535	8,298	197	282	1,166	7,775	-	30,644	51,232
Disposals	(261)	(5)	-	(307)	(7,803)	(54)	(12,502)	(3)	-	-	(144)	(21,079)
Transfers, note 11	-	(41)	535	5,976	26,608	141	1,761	531	-	-	(40,218)	(4,707)
As of December 31, 2020	75,893	53,975	252,190	690,542	1,694,145	33,123	113,109	52,645	9,290	64,904	37,731	3,077,547

Additions	21	3,435	4,254	(98)	16,160	191	7,523	3,731	(260)	103	53,120	88,180
Disposals	-	-	-	(7)	(33,176)	(22,786)	(10,583)	(23,105)	-	-	(136)	(89,793)
Transfers, note 11	-	592	108	2,648	20,526	178	3,302	1,157	-	-	(28,575)	(64)
As of December 31, 2021	75,914	58,002	256,552	693,085	1,697,655	10,706	113,351	34,428	9,030	65,007	62,140	3,075,870
Accumulated depreciation
As of January 1, 2020	12,184	10,071	-	121,196	556,147	29,380	83,227	38,812	99	5,978	-	857,094
Additions	72	196	-	18,693	95,325	723	8,357	3,537	1,517	1,521	-	129,941
Disposals	-	-	-	(32)	(7,282)	(54)	(10,952)	(1)	-	-	-	(18,321)
As of December 31, 2020	12,256	10,267		139,857	644,190	30,049	80,632	42,348	1,616	7,499	-	968,714

Additions	72	217	-	18,605	93,581	589	7,350	3,198	766	1,522	-	125,900
Disposals	-	-	-	(7)	(32,317)	(22,767)	(9,819)	(23,090)	-	-	-	(88,000)
As of December 31, 2021	12,328	10,484	-	158,455	705,454	7,871	78,163	22,456	2,382	9,021	-	1,006,614

Impairment (b)
As of December 31, 2020	42,859	24,048	-	13,578	12,424	201	26	454	-	-	735	94,325
As of December 31, 2021	42,859	24,048	-	13,578	12,424	201	26	454	-	-	735	94,325

Net book value
As of December 31, 2020	20,778	19,660	252,190	537,107	1,037,531	2,873	32,451	9,843	7,674	57,405	36,996	2,014,508
As of December 31, 2021	20,727	23,470	256,552	521,052	979,777	2,634	35,162	11,518	6,648	55,986	61,405	1,974,931